Consolidated statement of cash flows - Additional information € in Millions	12 Months Ended
Dec. 31, 2016 EUR (€)
Purchases of property, plant and equipment and intangible assets	€ 8,492
Finance leases [member]
Purchases of property, plant and equipment and intangible assets	€ 91